Debt (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt [Abstract]
Debt
The Company’s debt at September 30, 2017 and December 31, 2016 is summarized as follows:

	September 30, 2017	December 31, 2016
Short-term borrowings	$—	$—
Long-term debt:
Revolving credit facility, due 2020	$—	$—
Receivables financing agreement, due 2020	—	—
Term loan denominated in U.S. dollars, due 2020(1)(3)	—	1,833.2
Term loan denominated in Euros, due 2020(2)(4)	—	405.5
Term loan denominated in U.S. dollars, due 2024(5)	1,285.5	—
Term loan denominated in Euros, due 2024(6)	726.4	—
Senior notes, due 2021(7)	—	575.0
Second mortgages(8)	1.9	1.9
Capitalized leases and other long-term debt	19.3	21.6
Unamortized debt issuance costs	(5.1)	(58.9)
Total long-term debt, net, including current maturities	2,028.0	2,778.3
Current maturities of long-term debt	21.1	24.5
Total long-term debt, net	$2,006.9	$2,753.8

(1)	This amount is shown net of unamortized discounts of $5.0 million as of December 31, 2016.
(2)	This amount is shown net of unamortized discounts of $1.4 million as of December 31, 2016.
(3)	The weighted-average interest rate was 4.56% for the period from January 1, 2017 through August 17, 2017.
(4)	The weighted-average interest rate was 4.75% for the period from January 1, 2017 through August 17, 2017.
(5)	At September 30, 2017, the applicable interest rate was 4.08% and the weighted-average rate was 4.01% for the period from August 17, 2017 through September 30, 2017.
(6)	At September 30, 2017, the applicable interest rate was 3.00% and the weighted-average rate was 3.00% for the period from August 17, 2017 through September 30, 2017.
(7)
This amount consists of the $575.0 million aggregate principal 6.875% senior notes due 2021 that were entered into in connection with the KKR transaction on July 30, 2013. Interest on the Senior Notes is payable on February 15 and August 15 of each year. The senior notes were redeemed in May 2017.

(8)	This amount consists of a fixed-rate 4.80% commercial loan with an outstanding balance of €1.6 million at September 30, 2017. This loan is secured by the Company’s facility in Bad Neustadt, Germany.

Debt as of December 31, 2016 and 2015 consisted of the following:
	2016	2015(4)
Short-term borrowings	$—	$—
Long-term debt:
Credit line, due 2020	$—	$—
Receivables financing agreement, due 2019	—	—
Term loan denominated in U.S. dollars, due 2020(1)	1,833,213	1,850,872
Term loan denominated in Euros, due 2020(2)	405,450	422,858
Senior notes, due 2021	575,000	575,000
Second mortgages(3)	1,856	2,236
Capitalized leases and other long-term debt	21,603	15,735
Unamortized debt issuance costs	(58,863)	(71,854)
Total long-term debt, net, including current maturities	2,778,259	2,794,847
Current maturities of long-term debt	24,465	25,388
Total long-term debt, net	$2,753,794	$2,769,459

(1)
At December 31, 2016, the applicable interest rate was 4.25%, and the weighted-average rate was 4.25% for the year ended December 31, 2016. This amount is shown net of unamortized discounts of $5,037 and $6,379 as of December 31, 2016 and 2015, respectively.

(2)
At December 31, 2016, the applicable interest rate was 4.75%, and the weighted-average rate was 4.75% for the year ended December 31, 2016. This amount is shown net of unamortized discounts of $1,403 and $1,772 as of December 31, 2016 and 2015, respectively.

(3)	This amount consists of a fixed-rate 4.80% commercial loan with an outstanding balance of €1,765 at December 31, 2016. This loan is secured by the Company’s facility in Bad Neustadt, Germany.
(4)
Effective December 31, 2016, the Company adopted ASU 2015-03 and reclassified unamortized debt issuance costs from “Other assets” to a direct deduction of the carrying value of long-term debt thus reducing “Long-term debt, less current maturities” by $71,854 as of December 31, 2015 from the amount previously reported in order to conform with current year presentation.

Summary of Senior Notes Redemption
Gardner Denver, Inc. may redeem the Senior Notes, in whole or in part, at the redemption prices (expressed as percentages of the principal amount of the Senior Notes to be redeemed) set forth below, plus accrued and unpaid interest thereon and additional interest, if any, to, but excluding, the applicable redemption date, subject to the right of holders of Senior Notes of record on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the twelve month period beginning on August 15 of each of the years indicated below:
2016	105.156%
2017	103.438%
2018	101.719%
2019 and thereafter	100.000%